BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measurement categories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 118.0	$ 124.4
Consolidated statement of financial position value, liabilities	507.8	444.3
Non-current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.3
Current available for sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.6
Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	118.0
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	9.6
Financial liabilities at fair value through profit or loss | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	9.6
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	23.4
Derivative financial instruments used in cash flow hedge accounting | Non Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	1.8
Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	0.4
Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	21.2
Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	7,623.1
Financial liabilities measured at amortized cost | Long-term interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	5,940.4
Financial liabilities measured at amortized cost | Long-term obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	250.4
Financial liabilities measured at amortized cost | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	27.6
Financial liabilities measured at amortized cost | Current interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	381.0
Financial liabilities measured at amortized cost | Current obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	89.4
Financial liabilities measured at amortized cost | Current accounts payable
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	426.5
Financial liabilities measured at amortized cost | Current accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	507.8
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	7,656.1
Carrying amount [member] | Long-term interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	5,940.4
Carrying amount [member] | Long-term obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	250.4
Carrying amount [member] | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	27.6
Carrying amount [member] | Non Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	1.8
Carrying amount [member] | Current interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	381.0
Carrying amount [member] | Current obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	89.4
Carrying amount [member] | Current accounts payable
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	426.5
Carrying amount [member] | Current accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	507.8
Carrying amount [member] | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	0.4
Carrying amount [member] | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities	30.8
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	7.2	11.5
Financial assets at fair value through profit or loss | Non-current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.3	5.7
Financial assets at fair value through profit or loss | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	3.9	5.9
Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		3.9
Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		3.9
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.3	17.6
Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	8.5	17.6
Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8
Derivative financial instruments used in cash flow hedge accounting | Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		21.8
Derivative financial instruments used in cash flow hedge accounting | Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		19.7
Derivative financial instruments used in cash flow hedge accounting | Derivative financial instruments used in cash flow hedge accounting | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		2.0
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,268.8	1,257.1
Financial assets measured at amortized cost | Long-term interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		5,831.2
Financial assets measured at amortized cost | Long-term obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		133.0
Financial assets measured at amortized cost | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		32.7
Financial assets measured at amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	70.2	55.3
Financial assets measured at amortized cost | Current hold-to-collect accounts receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	597.2	675.4
Financial assets measured at amortized cost | Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	118.0	124.4
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	483.4	402.0
Financial assets measured at amortized cost | Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		7,148.5
Financial assets measured at amortized cost | Financial liabilities measured at amortized cost | Current interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		208.3
Financial assets measured at amortized cost | Financial liabilities measured at amortized cost | Current obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		63.5
Financial assets measured at amortized cost | Financial liabilities measured at amortized cost | Current accounts payable
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		435.6
Financial assets measured at amortized cost | Financial liabilities measured at amortized cost | Current accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		444.3
Financial assets at fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	18.6	14.4
Financial assets at fair value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	9.2	8.9
Financial assets at fair value through OCI | Current available for sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.6
Financial assets at fair value through OCI | Current promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	6.8	5.5
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,303.9	1,300.7
Carrying amount [member] | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	79.4	64.2
Carrying amount [member] | Non-current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets		5.7
Carrying amount [member] | Current hold-to-collect accounts receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	597.2	675.4
Carrying amount [member] | Other current non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		124.4
Carrying amount [member] | Current promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	6.8	5.5
Carrying amount [member] | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	12.5	23.5
Carrying amount [member] | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.8
Carrying amount [member] | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 483.4	402.0
Carrying amount [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		7,174.2
Carrying amount [member] | Carrying amount [member] | Long-term interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		5,831.2
Carrying amount [member] | Carrying amount [member] | Long-term obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		133.0
Carrying amount [member] | Carrying amount [member] | Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		32.7
Carrying amount [member] | Carrying amount [member] | Current interest-bearing loans
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		208.3
Carrying amount [member] | Carrying amount [member] | Current obligations under leases
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		63.5
Carrying amount [member] | Carrying amount [member] | Current accounts payable
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		435.6
Carrying amount [member] | Carrying amount [member] | Current accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		444.3
Carrying amount [member] | Carrying amount [member] | Current derivative financial instruments - Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		23.7
Carrying amount [member] | Carrying amount [member] | Current derivative financial instruments - Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Consolidated statement of financial position value, liabilities		$ 2.0